Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Operating lease expense and supplemental cash flow information related to operating leases

	For the year ended December 31, 2019
	RMB	US$
	(In millions)
Cash payments for operating leases	2,631	378
ROU assets obtained in exchange for operating lease liabilities	3,896	560

Schedule of future lease payments under operating leases
Future lease payments under operating leases as of December 31, 2019 were as follows:

	Operating leases
	RMB	US$
	(In millions)
Year ending December 31,
2020	2,350	337
2021	1,705	245
2022	1,307	188
2023	1,080	155
2024	628	90
Thereafter	395	57

Total future lease payments	7,465	1,072
Less: Imputed interest	696	100

Total lease liability balance	6,769	972